S000014682 [Member] Expense Example - Western Asset SMASh Series C Fund - SMASh Series C Fund	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	13
Expense Example, with Redemption, 5 Years	27
Expense Example, with Redemption, 10 Years	$ 70